Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Cash and Cash Equivalents [Abstract]
Cash on hand		¥ 30	¥ 21
Cash at bank		71,857	16,065
Cash held at a related party finance entity	[1]	740,733	61,715
Total		¥ 812,620	¥ 77,801	¥ 291,011	¥ 233,379

[1]	As at June 30, 2017 and 2018, the Group has cash in a related party finance entity of RMB61,715 and RMB740,733, respectively. During the years ended June 30, 2016 and 2018, net amount of RMB81,716 and RMB679,018 were placed with Hailiang Finance, respectively. During the year ended June 30, 2017, net amount of RMB109,998 were withdrawn from Hailiang Finance. The cash in a related party finance entity are held for the purpose of meeting short-term cash commitments, such as to pay for the Group’s operating expenses at any time. As at June 30, 2017 and 2018, the Group has term deposits with maturities ranging from three months to less than one year amounting to RMB401,000 and RMB204,000 that are placed at Hailiang Finance, respectively. During the years ended June 30, 2016, 2017 and 2018, term deposits of RMB1,212,430, RMB1,953,600 and RMB204,000 was placed with Hailiang Finance, of which RMB1,272,430, RMB1,552,600 and RMB401,000 matured, respectively. The term deposits are held for investment purpose and can be withdrawn prior to their maturity without incurring significant penalties. Such amounts have been presented as investing activities in the statements of cash flows. The interest income from the deposits during the years ended June 30, 2016, 2017 and 2018 amounted to RMB2,683, RMB5,847 and RMB11,464, respectively.